LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

SUPPLEMENT DATED SEPTEMBER 30, 2016

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED SEPTEMBER 30, 2016, OF

THE FUNDS LISTED IN SCHEDULE A

The funds are effecting certain operational and other changes in connection with reforms to the rules that govern money market funds. These changes are already reflected in the Summary Prospectus, Prospectus and Statement of Additional Information, but will not go into effect until the dates set forth below. Until then, each fund will continue to operate in the same manner as it has been operating, as discussed below.

WESTERN ASSET INSTITUTIONAL CASH RESERVES

WESTERN ASSET INSTITUTIONAL LIQUID RESERVES

WESTERN ASSET LIQUID RESERVES

WESTERN ASSET PREMIUM LIQUID RESERVES

The following supplements and replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information of the funds until October 11, 2016.

Floating Net Asset Value (“FNAV”)

Effective October 11, 2016, each fund will calculate its net asset value (“NAV”) based on the current market-based value of its portfolio securities, and the fund will use “basis point” rounding to calculate its share value to the nearest 1/100th of 1% (“FNAV Provisions”). Until October 11, 2016, each fund will use the amortized cost method of valuation to seek to maintain a stable NAV of $1.00 per share (“Stable NAV Provisions”), and all references to FNAV Provisions refer to Stable NAV Provisions until that date.

Time of Day for Calculating Net Asset Value

Effective October 11, 2016, each fund will normally calculate its NAV only as of 8:00 a.m., 12:00 p.m. and 3:00 p.m. (Eastern time) on each fund business day (“New NAV Calculation Times”). Until October 11, 2016, Western Asset Institutional Cash Reserves will normally calculate its NAV each hour from 9:00 a.m. to 5:00 p.m. (Eastern time), each of Western Asset Institutional Liquid Reserves and Western Asset Premium Liquid Reserves will normally calculate its NAV each hour from 9:00 a.m. to 4:00 p.m. (Eastern time), and Western Asset Liquid Reserves will normally calculate its NAV at 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) (“Current NAV Calculation Times”), and all references to the New NAV Calculation Times refer to the Current NAV Calculation Times until that date.

Receipt of Orders by Service Agents

Effective October 11, 2016, if you are purchasing or redeeming fund shares through a Service Agent, the receipt of the order by the fund’s Transfer Agent from your Service Agent will determine the time of the receipt of such order. Beginning on that date, all orders will be processed at the NAV next calculated by the fund following receipt by the fund’s transfer agent of your purchase or redemption request in good order (“New Receipt of Order Process”). Until October 11, 2016, if you are purchasing or redeeming fund shares through a Service Agent, receipt by your Service Agent will determine the time of the receipt of such order (“Current Receipt of Order Process”), and all references to the New Receipt of Order Process refer to the Current Receipt of Order Process until that date.

Transaction Process

Effective October 11, 2016, you will only be able to purchase and redeem fund shares by wiring of federal funds, and will no longer be able to transact by check or electronic (ACH) transfer (“New Purchase Process”). Until October 11, 2016, shareholders will be able to purchase fund shares by check or electronic (ACH) transfer (“Current Purchase Process”), as well as by wire, and all references to the New Purchase Process refer to the Current Purchase Process until that date.

Redemptions by check for existing shareholders will be accepted for a limited time. Please contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002 for more information.

WESTERN ASSET INSTITUTIONAL LIQUID RESERVES

WESTERN ASSET PREMIUM LIQUID RESERVES

The following supplements and replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information of the funds until October 11, 2016.

Exchanges

Effective October 11, 2016, you will no longer be able to exchange shares of a fund for shares of other funds (“No Exchange Privilege”). Until October 11, 2016, you may exchange shares of a fund for shares of the same class, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging are open for business (“Current Exchange Privilege”), and the references to No Exchange Privilege are not in effect. An exchange of shares of one fund for shares of another fund is generally a taxable transaction.

WESTERN ASSET LIQUID RESERVES

The following supplements and replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information of the fund until October 11, 2016.

Exchanges - Class N Shares and Service Shares

Effective October 11, 2016, you will no longer be able to exchange Class N shares or Service Shares of the fund for shares of other funds (“No Exchange Privilege”). Until October 11, 2016, you may exchange shares of the fund for the same class of shares of other Western Asset money market funds on any day that both the fund and the fund into which you are exchanging are open for business (“Current Exchange Privilege”), and the references to No Exchange Privilege are not in effect. An exchange of shares of one fund for shares of another fund is generally a taxable transaction.

Systematic Investment and Exchange Plans and Automatic Cash Withdrawal Plans – Class A Shares, Class N Shares and Service Shares

Effective November 1, 2016, to the extent you are currently participating in a systematic investment plan and/or automatic cash withdrawal plan, you will no longer be able to purchase shares through a systematic investment plan, and you will no longer be able to schedule automatic redemptions of shares. Until November 1, 2016, the following provisions are in effect:

Buying shares through a systematic investment plan. You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis. Amounts transferred must meet the applicable minimums. Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually. If you do not have sufficient funds in your account on a transfer date, your Service Agent or the fund’s agents may charge you a fee.

Redeeming shares through automatic cash withdrawal plans. You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of a fund with a value of at least $10,000 ($5,000 for Retirement Plan accounts) and each automatic redemption must be at least $50. The following conditions apply: redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually; if your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption, however, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence, up to a maximum of 12% in one year; and you must elect to have all dividends and distributions reinvested.

Exchanging shares through a systematic exchange plan.

Effective October 1, 2016, you will no longer be able to purchase shares through a systematic exchange plan, and you will no longer be able to schedule automatic exchanges of shares.

The following supplements and replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information of the fund until February 1, 2017.

Exchanges - Class A Shares

Until October 11, 2016, you may exchange Class A shares of the fund for the same class of shares of other funds in the Legg Mason Funds complex on any day that both the fund and the fund into which you are exchanging are open for business. An exchange of shares of one fund for shares of another fund is generally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share.

For the period from October 11, 2016 until January 31, 2017, Class A shareholders in the fund as of September 30, 2016 may sell their Class A shares of the fund and purchase Class A shares of another fund within the Legg Mason Funds complex, and the value of the shares sold and purchased will be determined as of the day each transaction occurs. For that period the transaction will be treated as an exchange for purposes of determining whether any sales charge applies.

Beginning on February 1, 2017, Class A shares of the fund will not be exchangeable. However, you may still be able to sell your Class A shares of the fund and buy Class A shares of another fund without an initial sales charge under the following circumstances: if you paid an initial sales charge on the initial purchase of your shares and then sell those shares, the sales charge on another purchase of Class A shares made within 60 days may be waived provided that the purchaser provides sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the sales charge. Please contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002 for more information.

WESTERN ASSET INSTITUTIONAL CASH RESERVES

WESTERN ASSET INSTITUTIONAL LIQUID RESERVES

WESTERN ASSET LIQUID RESERVES

WESTERN ASSET PREMIUM LIQUID RESERVES

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

WESTERN ASSET SELECT TAX FREE RESERVES

WESTERN ASSET TAX FREE RESERVES

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

The following supplements and replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information of the funds until October 14, 2016.

Liquidity Fees and Redemption Gates

Effective October 14, 2016, each fund will have the ability to impose a liquidity fee of up to 2% on redemptions from the fund or temporarily restrict redemptions from the fund for up to 10 business days in any given 90 day period (a “redemption gate”) in the event that the fund’s weekly liquid assets fall below certain thresholds (“Liquidity Fee and Redemption Gate Provisions”). Until October 14, 2016, all references to the Liquidity Fee and Redemption Gate Provisions are not in effect.

SCHEDULE A

Fund
LEGG MASON PARTNERS INSTITUTIONAL TRUST
Western Asset Institutional Cash Reserves
Western Asset Institutional Liquid Reserves
Western Asset Select Tax Free Reserves
LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST
Western Asset Premium Liquid Reserves
LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset Liquid Reserves
Western Asset California Tax Free Money Market Fund
Western Asset New York Tax Free Money Market Fund
Western Asset Prime Obligations Money Market Fund
Western Asset Tax Free Reserves

Please retain this supplement for future reference.

WASX306509

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